SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, before Allowance for Credit Loss	$ 130,700	$ 100,600
Accounts Receivable, Allowance for Credit Loss, Current	(1,995)	(1,843)
Accounts Receivable, after Allowance for Credit Loss	128,719	98,799
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, before Allowance for Credit Loss	$ 130,714	$ 100,642